PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

        Property, plant and equipment, net consist of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Buildings	150,147,460	166,300,361
Leasehold improvements	2,742,305	4,873,232
Machinery	413,079,111	422,895,433
Furniture, fixtures and equipment	26,397,638	34,611,157
Motor vehicles	2,908,260	3,023,309

	595,274,774	631,703,582
Less: Accumulated depreciation	(122,078,346)	(202,390,860)

	473,196,428	429,312,722
Construction in process	36,873,008	40,330,100

Property, plant and equipment, net	510,069,436	469,642,822

        Depreciation expense of property, plant and equipment was $30,946,035, $55,104,656 and $80,644,322 for the years ended December 31, 2010, 2011 and 2012, respectively. Construction in process represents production facilities under construction.